CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
OTHER ASSETS
Mining rights net of amortization	$ 181,385	$ 0	$ 0
CURRENT LIABILITIES
Long term-debt net of issuance costs and debt discount	387,442	35,000	0
OTHER LIABILITIES
Note payable net of issuance costs	$ 420,293	$ 440,333	$ 451,389
Class A Common stock [Member]
STOCKHOLDERS' DEFICIT
Common Stock, Par Value	$ .0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	230,000,000	230,000,000	230,000,000
Common Stock, Shares Issued	1,192,044	892,044	0
Common Stock, Shares Outstanding	1,192,044	892,044	0
Series A Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred Stock, Par Value	$ .0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	5,000,000	5,000,000	5,000,000
Preferred Stock, Shares Issued	4,817,792	4,817,792	4,817,792
Preferred Stock, Shares Outstanding	4,817,792	4,817,792	4,817,792
Series B Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred Stock, Par Value	$ .001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	20,000,000	20,000,000	20,000,000
Preferred Stock, Shares Issued	850,000	850,000	850,000
Preferred Stock, Shares Outstanding	850,000	850,000	850,000
Series C Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred Stock, Par Value	$ .0001	$ 0.0001
Preferred Stock, Shares Authorized	20,000,000	20,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0